Operating leases right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost	The components of lease cost are as follows:

	Years ended December 31,
	2024	2023
Amortization of right-of-use assets	$2,691	$3,041
Interest	579	666
Total lease cost	$3,270	$3,707

Schedule of Maturities of Lease Liabilities
The maturities of lease liabilities as of December 31, 2024 are as follows:

2025	$2,624
2026	2,549
2027	2,489
2028	2,235
2029	668
Thereafter	11,052
Total undiscounted cash flows	21,617
Less: imputed interest	2,560
Present value of operating lease liabilities	19,057
Less: current portion	2,624
Long-term operating lease liabilities	$16,433